Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Equity Dividend V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.9%
Airbus SE .......................... 8,383 $ 1,476,126
Boeing Co. (The)
(a)
.................... 12,464 2,125,735
L3Harris Technologies, Inc. .............. 27,611 5,779,259
RTX Corp. ......................... 16,890 2,237,249
11,618,369
Air Freight & Logistics — 0.6%
FedEx Corp. ........................ 7,042 1,716,699
Automobile Components — 0.4%
Lear Corp. ......................... 13,305 1,173,767
Automobiles — 0.7%
General Motors Co. ................... 45,936 2,160,370
Banks — 11.4%
Bank of America Corp. ................. 59,490 2,482,518
Citigroup, Inc. ....................... 129,206 9,172,334
First Citizens BancShares, Inc. , Class A ...... 3,857 7,151,341
JPMorgan Chase & Co. ................ 18,906 4,637,642
Wells Fargo & Co. .................... 145,298 10,430,943
33,874,778
Beverages — 1.0%
Constellation Brands, Inc. , Class A
(b)
........ 5,630 1,033,218
Keurig Dr Pepper, Inc. ................. 53,216 1,821,051
2,854,269
Broadline Retail — 1.0%
Amazon.com, Inc.
(a)
................... 16,191 3,080,500
Building Products — 1.0%
Allegion plc ......................... 6,950 906,697
Johnson Controls International plc ......... 27,874 2,232,986
3,139,683
Capital Markets — 3.0%
Carlyle Group, Inc. (The)
(b)
............... 56,022 2,441,999
Charles Schwab Corp. (The) ............. 16,458 1,288,332
Intercontinental Exchange, Inc. ........... 30,591 5,276,948
9,007,279
Chemicals — 2.9%
Air Products & Chemicals, Inc.
(b)
........... 8,801 2,595,591
Corteva, Inc. ........................ 9,914 623,888
International Flavors & Fragrances, Inc. ...... 29,025 2,252,630
PPG Industries, Inc.
(b)
.................. 27,771 3,036,759
8,508,868
Commercial Services & Supplies — 0.7%
Rentokil Initial plc ..................... 444,314 2,016,361
Communications Equipment — 1.7%
Cisco Systems, Inc. ................... 83,201 5,134,334
Consumer Staples Distribution & Retail — 1.3%
Dollar General Corp.
(b)
................. 44,282 3,893,716
Containers & Packaging — 1.3%
Crown Holdings, Inc. .................. 11,299 1,008,549
Sealed Air Corp. ..................... 98,901 2,858,239
3,866,788
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc. ............ 70,218 3,185,088
Electric Utilities — 3.2%
American Electric Power Co., Inc. .......... 14,829 1,620,365
Entergy Corp. ....................... 14,661 1,253,369
Security
Shares
Shares Value
Electric Utilities (continued)
Exelon Corp. ........................ 74,110 $ 3,414,989
PG&E Corp. ........................ 189,002 3,247,054
9,535,777
Electrical Equipment — 0.2%
Acuity, Inc. ......................... 2,352 619,399
Entertainment — 2.1%
Electronic Arts, Inc. ................... 27,199 3,930,799
Walt Disney Co. (The) ................. 22,307 2,201,701
6,132,500
Financial Services — 2.4%
Fidelity National Information Services, Inc. .... 58,591 4,375,576
Visa, Inc. , Class A .................... 7,555 2,647,725
7,023,301
Food Products — 2.2%
Kraft Heinz Co. (The) .................. 146,197 4,448,775
Lamb Weston Holdings, Inc.
(b)
............ 42,099 2,243,876
6,692,651
Ground Transportation — 0.2%
Norfolk Southern Corp. ................. 2,197 520,359
Health Care Equipment & Supplies — 5.5%
Baxter International, Inc. ................ 189,702 6,493,499
Becton Dickinson & Co. ................ 3,430 785,676
Koninklijke Philips NV
(a)
................. 93,486 2,379,978
Medtronic plc ....................... 75,224 6,759,629
16,418,782
Health Care Providers & Services — 9.1%
Cardinal Health, Inc. ................... 62,091 8,554,277
Cigna Group (The) .................... 8,220 2,704,380
CVS Health Corp. .................... 124,319 8,422,612
Elevance Health, Inc. .................. 7,425 3,229,578
Labcorp Holdings, Inc. ................. 17,639 4,105,301
27,016,148
Health Care REITs — 0.0%
Healthcare Realty Trust, Inc. , Class A ....... 7,272 122,897
Household Durables — 1.6%
Sony Group Corp. .................... 183,800 4,650,693
Industrial Conglomerates — 0.6%
Honeywell International, Inc. ............. 7,986 1,691,035
Industrial REITs — 0.3%
STAG Industrial, Inc. .................. 22,800 823,536
Insurance — 4.9%
American International Group, Inc. ......... 50,892 4,424,550
Fidelity National Financial, Inc. , Class A ...... 56,899 3,702,987
Willis Towers Watson plc
(b)
............... 18,885 6,382,186
14,509,723
IT Services — 1.3%
Cognizant Technology Solutions Corp. , Class A . 51,036 3,904,254
Leisure Products — 1.0%
Hasbro, Inc. ........................ 48,003 2,951,704
Life Sciences Tools & Services — 0.1%
Fortrea Holdings, Inc.
(a)
................. 43,909 331,513
Machinery — 2.3%
CNH Industrial NV
(b)
................... 211,604 2,598,497
Fortive Corp. ........................ 19,178 1,403,446
Komatsu Ltd. ....................... 28,100 822,856

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Equity Dividend V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp. ... 10,432 $ 1,891,843
6,716,642
Media — 2.6%
Comcast Corp. , Class A ................ 146,540 5,407,326
WPP plc ........................... 306,281 2,327,438
7,734,764
Metals & Mining — 0.5%
Teck Resources Ltd. , Class B
(b)
........... 37,399 1,362,446
Multi-Utilities — 1.5%
Dominion Energy, Inc. .................. 23,461 1,315,458
Sempra ........................... 42,896 3,061,059
4,376,517
Oil, Gas & Consumable Fuels — 5.9%
BP plc ............................ 1,073,809 6,025,631
Enterprise Products Partners LP ........... 89,957 3,071,132
Hess Corp. ......................... 19,990 3,193,003
Shell plc ........................... 144,537 5,261,194
17,550,960
Pharmaceuticals — 2.0%
AstraZeneca plc ..................... 11,975 1,758,467
Eli Lilly & Co. ....................... 1,441 1,190,136
Sanofi SA .......................... 26,560 2,940,774
5,889,377
Professional Services — 3.7%
Leidos Holdings, Inc. .................. 19,916 2,687,465
SS&C Technologies Holdings, Inc.
(b)
........ 98,245 8,206,405
10,893,870
Residential REITs — 0.7%
Mid-America Apartment Communities, Inc.
(b)
... 13,401 2,245,740
Semiconductors & Semiconductor Equipment — 2.6%
Applied Materials, Inc. ................. 4,333 628,805
Intel Corp. ......................... 71,768 1,629,851
Microchip Technology, Inc. ............... 28,131 1,361,822
Micron Technology, Inc. ................. 4,772 414,639
NVIDIA Corp. ....................... 7,593 822,929
STMicroelectronics NV ................. 48,420 1,061,732
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR
(b)
.......................... 10,188 1,691,208
7,610,986
Software — 2.3%
Microsoft Corp. ...................... 18,005 6,758,897
Specialized REITs — 1.2%
Crown Castle, Inc. .................... 33,871 3,530,374
Technology Hardware, Storage & Peripherals — 3.0%
Hewlett Packard Enterprise Co. ........... 76,811 1,185,194
HP, Inc. ........................... 120,918 3,348,219
Samsung Electronics Co. Ltd. , GDR
(c) (d)
...... 4,547 4,466,155
8,999,568
Tobacco — 1.1%
British American Tobacco plc , ADR
(b)
........ 77,164 3,192,275
Trading Companies & Distributors — 0.1%
WESCO International, Inc. ............... 1,750 271,775
Total Common Stocks — 96 .2%
(Cost: $ 254,348,920 ) .............................. 285,309,332
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.8%
Household Products — 0.8%
Henkel AG & Co. KGaA (Preference) ........ 28,389 $ 2,258,832
Total Preferred Securities — 0 .8%
(Cost: $ 2,412,581 ) ............................... 2,258,832
Total Long-Term Investments — 97.0%
(Cost: $ 256,761,501 ) .............................. 287,568,164
Short-Term Securities
Money Market Funds — 9.8%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(g)
................... 20,123,524 20,133,586
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22% ..................... 8,996,732 8,996,732
Total Short-Term Securities — 9 .8%
(Cost: $ 29,130,836 ) ............................... 29,130,318
Total Investments — 106 .8%
(Cost: $ 285,892,337 ) .............................. 316,698,482
Liabilities in Excess of Other Assets — (6.8) % ............. (20,226,879)
Net Assets — 100.0% ...............................
$ 296,471,603

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Equity Dividend V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 10,863,366 $ 9,269,410
(a)
$ — $ 1,328 $ (518) $ 20,133,586 20,123,524 $ 10,916
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 11,477,942 — (2,481,210)
(a)
— — 8,996,732 8,996,732 108,308 —
$ 1,328 $ (518) $ 29,130,318 $ 119,224 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Equity Dividend V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 10,142,243 $ 1,476,126 $ — $ 11,618,369
Air Freight & Logistics .................................... 1,716,699 — — 1,716,699
Automobile Components .................................. 1,173,767 — — 1,173,767
Automobiles .......................................... 2,160,370 — — 2,160,370
Banks ............................................... 33,874,778 — — 33,874,778
Beverages ........................................... 2,854,269 — — 2,854,269
Broadline Retail ........................................ 3,080,500 — — 3,080,500
Building Products ....................................... 3,139,683 — — 3,139,683
Capital Markets ........................................ 9,007,279 — — 9,007,279
Chemicals ............................................ 8,508,868 — — 8,508,868
Commercial Services & Supplies ............................. — 2,016,361 — 2,016,361
Communications Equipment ................................ 5,134,334 — — 5,134,334
Consumer Staples Distribution & Retail ........................ 3,893,716 — — 3,893,716
Containers & Packaging .................................. 3,866,788 — — 3,866,788
Diversified Telecommunication Services ........................ 3,185,088 — — 3,185,088
Electric Utilities ........................................ 9,535,777 — — 9,535,777
Electrical Equipment ..................................... 619,399 — — 619,399
Entertainment ......................................... 6,132,500 — — 6,132,500
Financial Services ...................................... 7,023,301 — — 7,023,301
Food Products ......................................... 6,692,651 — — 6,692,651
Ground Transportation ................................... 520,359 — — 520,359
Health Care Equipment & Supplies ........................... 14,038,804 2,379,978 — 16,418,782
Health Care Providers & Services ............................ 27,016,148 — — 27,016,148
Health Care REITs ...................................... 122,897 — — 122,897
Household Durables ..................................... — 4,650,693 — 4,650,693
Industrial Conglomerates .................................. 1,691,035 — — 1,691,035
Industrial REITs ........................................ 823,536 — — 823,536
Insurance ............................................ 14,509,723 — — 14,509,723
IT Services ........................................... 3,904,254 — — 3,904,254
Leisure Products ....................................... 2,951,704 — — 2,951,704
Life Sciences Tools & Services .............................. 331,513 — — 331,513
Machinery ............................................ 5,893,786 822,856 — 6,716,642
Media ............................................... 5,407,326 2,327,438 — 7,734,764
Metals & Mining ........................................ 1,362,446 — — 1,362,446
Multi-Utilities .......................................... 4,376,517 — — 4,376,517
Oil, Gas & Consumable Fuels ............................... 6,264,135 11,286,825 — 17,550,960
Pharmaceuticals ....................................... 1,190,136 4,699,241 — 5,889,377
Professional Services .................................... 10,893,870 — — 10,893,870

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Equity Dividend V.I. Fund

Level 1 Level 2 Level 3 Total
Residential REITs ....................................... $ 2,245,740 $ — $ — $ 2,245,740
Semiconductors & Semiconductor Equipment .................... 6,549,254 1,061,732 — 7,610,986
Software ............................................. 6,758,897 — — 6,758,897
Specialized REITs ...................................... 3,530,374 — — 3,530,374
Technology Hardware, Storage & Peripherals .................... 4,533,413 4,466,155 — 8,999,568
Tobacco ............................................. 3,192,275 — — 3,192,275
Trading Companies & Distributors ............................ 271,775 — — 271,775
Preferred Securities ....................................... — 2,258,832 — 2,258,832
Short-Term Securities
Money Market Funds ...................................... 29,130,318 — — 29,130,318
$ 279,252,245 $ 37,446,237 $ — $ 316,698,482
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)